Financial Instruments - Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities (Detail) - Liquidity risk [member] - TRY (₺)
₺ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
6 months or less [member]
Disclosure of Risks [line items]
Financial liabilities	₺ (7,387,594)	₺ (5,868,078)
6 months or less [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(1,272)
6 months or less [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(4,354,548)	(3,275,230)
6 months or less [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities		(18)
6 months or less [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(228,838)	(54,221)
6 months or less [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(372,682)
6 months or less [member] | Non-derivative financial liabilities [member] | Trade and other payables [member]
Disclosure of Risks [line items]
Financial liabilities	(2,440,300)	(2,548,365)
6 months or less [member] | Non-derivative financial liabilities [member] | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities	(45,331)	(6,980)
6 months or less [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	55,377	18,982
6 months or less [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	2,519,383	1,471,106
6 months or less [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	(2,464,006)	(1,452,124)
6 months or less [member] | Derivative financial liabilities [member] | Currency forward contracts [member]
Disclosure of Risks [line items]
Financial liabilities		(2,246)
6 months or less [member] | Derivative financial liabilities [member] | Currency forward contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities		190,185
6 months or less [member] | Derivative financial liabilities [member] | Currency forward contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities		(192,431)
6-12 months [member]
Disclosure of Risks [line items]
Financial liabilities	(2,489,470)	(1,028,404)
6-12 months [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(1,209)	(1,117)
6-12 months [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(2,065,424)	(955,637)
6-12 months [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities		(17,429)
6-12 months [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(149,564)	(54,221)
6-12 months [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(273,273)
1-2 years [member]
Disclosure of Risks [line items]
Financial liabilities	(4,286,623)	(2,698,637)
1-2 years [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(2,231)	(2,045)
1-2 years [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(3,587,398)	(2,575,807)
1-2 years [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities		(16,789)
1-2 years [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(299,128)	(108,442)
1-2 years [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(410,826)
1-2 years [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	12,960	4,446
1-2 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	193,800	367,448
1-2 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	(180,840)	(363,002)
2-5 years [member]
Disclosure of Risks [line items]
Financial liabilities	(4,579,244)	(3,779,212)
2-5 years [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities		(1,849)
2-5 years [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(2,503,531)	(3,035,914)
2-5 years [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities		(38,933)
2-5 years [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(897,385)	(325,326)
2-5 years [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(666,760)
2-5 years [member] | Non-derivative financial liabilities [member] | Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [line items]
Financial liabilities	(526,090)	(377,190)
2-5 years [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	14,522
2-5 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	249,288
2-5 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	(234,766)
More than 5 years [member]
Disclosure of Risks [line items]
Financial liabilities	(8,761,099)	(3,523,786)
More than 5 years [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(1,843,088)	(1,252,109)
More than 5 years [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities		(60,401)
More than 5 years [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(6,159,028)	(2,211,276)
More than 5 years [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(773,885)
More than 5 years [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	14,902
More than 5 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	481,800
More than 5 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	(466,898)
Cost [member]
Disclosure of Risks [line items]
Financial liabilities	23,096,957	15,504,080
Cost [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	4,180	4,390
Cost [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	13,526,847	10,533,518
Cost [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities		122,720
Cost [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	5,210,562	1,875,521
Cost [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	1,413,956
Cost [member] | Non-derivative financial liabilities [member] | Trade and other payables [member]
Disclosure of Risks [line items]
Financial liabilities	2,372,512	2,527,152
Cost [member] | Non-derivative financial liabilities [member] | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities	45,331	6,980
Cost [member] | Non-derivative financial liabilities [member] | Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [line items]
Financial liabilities	358,304	323,691
Cost [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	165,265	107,862
Cost [member] | Derivative financial liabilities [member] | Currency forward contracts [member]
Disclosure of Risks [line items]
Financial liabilities		2,246
Contractual cash flows [member]
Disclosure of Risks [line items]
Financial liabilities	(27,504,030)	(16,898,117)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(4,712)	(5,011)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(14,353,989)	(11,094,697)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Finance lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities		(133,570)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(7,733,943)	(2,753,486)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(2,497,426)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Trade and other payables [member]
Disclosure of Risks [line items]
Financial liabilities	(2,440,300)	(2,548,365)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities	(45,331)	(6,980)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [line items]
Financial liabilities	(526,090)	(377,190)
Contractual cash flows [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	97,761	23,428
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	3,444,271	1,838,554
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	₺ (3,346,510)	(1,815,126)
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency forward contracts [member]
Disclosure of Risks [line items]
Financial liabilities		(2,246)
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency forward contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities		190,185
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency forward contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities		₺ (192,431)